WHITEHALL FUNDS TRUST

                   Supplement dated October 1, 2001
                to Statement of Additional Information
                         dated January 31, 2001


     The Whitehall Money Market Fund (the "Fund") was terminated effective October 1, 2001. Therefore, the Fund is no longer being offered.









             INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE STATEMENT OF ADDITIONAL INFORMATION
                     FOR FUTURE REFERENCE.